Income Taxes (Details Narrative)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective tax rate	(3.50%)	173.80%	(10.80%)	58.30%